Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents.
Cash and Cash Equivalents

	December 31,	December 31,
	2021	2020

	(€ in thousands)
Cash at banks	187,524	75,838
	187,524	75,838